Fair Value Measurement - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets	¥ 114,873	¥ 113,632
Level 1 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets	13,605
Level 2 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets	101,268	113,632
Level 3 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets
Wealth Management Products [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets	101,268	113,632
Wealth Management Products [Member] | Level 1 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets
Wealth Management Products [Member] | Level 2 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets	101,268	113,632
Wealth Management Products [Member] | Level 3 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets
Fund [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets	13,605
Fund [Member] | Level 1 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets	13,605
Fund [Member] | Level 2 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets
Fund [Member] | Level 3 Inputs [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Total Assets